Operating Segments	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Note 5 - Operating Segments
Note 5 - Operating Segments

A. General

1. Information on operating segments:

ICL is a global specialty minerals company operating bromine, potash and phosphate mineral value chains in a unique, integrated business model. Our operations are organized under four segments: Industrial Products, Potash, Phosphate Solutions and Innovative Agriculture Solutions.

As part of management’s strategy to strengthen the focus on its specialties products a decision was made regarding the Company’s managerial structure, according to which, as of January 2022, the activities of ICL Boulby and ICL Amfert will be allocated from the potash and phosphate solutions segments, respectively, to the Innovative Ag Solutions segment. This transition is not reflected in the presentation set forth below.

Industrial Products – The Industrial Products segment produces bromine out of a solution that is a by‑product of the potash production process in Sodom, Israel, as well as bromine‑based compounds. Industrial Products uses most of the bromine it produces for self‑production of bromine compounds at its production sites in Israel, the Netherlands and China. Industrial Products is also engaged in the production and marketing of phosphorous-based products. In addition, the Industrial Products segment produces several grades of potash, salt, magnesium chloride and magnesia products.

Potash – The Potash segment produces and sells mainly potash, salt, Polysulphate®, magnesium and electricity. Potash is produced in Israel and Spain, using an evaporation process to extract potash from the Dead Sea in Israel and conventional mining from an underground mine in Spain. In its ICL Boulby mine in the UK, the Company produces Polysulphate®, which is composed of sulphur, potash, calcium and magnesium. The Company’s FertilizerpluS product line is based mainly on Polysulphate®. The segment also includes a magnesium product line which produces pure magnesium and magnesium alloys, as well as chlorine and sylvinite. In addition, the segment sells salt that is produced in its potash and Polysulphate® underground mines in Spain and the UK. The Company has a power plant in Sodom, which supplies electricity to ICL companies in Israel (electricity surplus is sold to external customers) and steam to all facilities in the Sodom site.

Phosphate Solutions – The Phosphate Solutions segment is based on a phosphate value chain which uses phosphate commodity products, such as phosphate rock and fertilizer-grade phosphoric acid (“green phosphoric acid”), to produce specialty products with higher added value. The segment also produces and markets phosphate-based fertilizers.

Phosphate rock is mined and processed from open pit mines, two of which are located in the Negev Desert in Israel, while the third is situated in Yunnan province in China. Sulphuric acid, green phosphoric acid and phosphate fertilizers are produced in facilities in Israel, China and Europe.

The Phosphate Solutions segment manufactures purified phosphoric acid by purifying green phosphoric acid. Pure phosphoric acid and green phosphoric acid are used to manufacture downstream products with high added value, such as phosphate salts and acids, for a wide range of food and industrial applications. Phosphate salts and acids are used in various industrial end markets, such as oral care, cleaning products, paints and coatings, LFP batteries, water treatment, asphalt modification, construction, metal treatment, and more. The segment’s products for the food industry include functional food ingredients and phosphate additives, which provide texture and stability solutions for processed meat, meat alternatives, poultry, seafood, dairy, beverages and baked goods. In addition, the segment supplies purified phosphoric acid to ICL’s specialty fertilizers business and produces alternative protein meat substitutes, as well as milk and whey proteins for the food ingredients industry.

Innovative Ag Solutions – The Innovative Ag Solutions segment aims to achieve global leadership in specialty fertilization markets by enhancing its global positions in its core markets of specialty agriculture, ornamental horticulture, turf and landscaping, targeting high-growth markets such as Brazil, India and China, by leveraging its unique R&D capabilities, vast agronomic experience, global footprint, backward integration to potash and phosphate and chemistry know-how, while integrating and generating synergies from acquired businesses.

In January 2021, the Company completed the acquisition of Fertiláqua, one of Brazil’s leading specialty plant nutrition companies, and in July 2021, the acquisition of the South American Plant Nutrition business of Compass Minerals América do Sul S.A. (hereinafter - ADS).

ICL is continuously working to expand its broad portfolio of specialty plant nutrition, plant stimulation and plant health solutions, which consists of enhanced efficiency and controlled release fertilizers (CRF), water soluble fertilizers (WSF), liquid fertilizers and straights (MKP/MAP/PeKacid), soil and foliar micronutrients, secondary nutrients, biostimulants, soil conditioners, seed treatment products, and adjuvants.

The Innovative Ag Solutions segment develops, manufactures, markets and sells its products globally, mainly in Brazil, Europe, Asia, North America and Israel. It produces water soluble specialty fertilizers in Belgium, Israel and Spain, liquid fertilizers in Israel, Spain, China and Brazil, straights soluble fertilizers in China and Israel, controlled‑release fertilizers in the Netherlands, Brazil and the United States, as well as secondary nutrients, biostimulants, soil conditioners, seed treatment product, and adjuvants in Brazil.

Other Activities – Business activities which include, among other, ICL’s innovative arm, promoting innovation, developing new products and services, as well as digital platforms and technological solutions for farmers and agronomists. This category includes Growers and Agmatix,  innovative start-ups that are developing agricultural data processing and analysis capabilities for the future of agriculture. These activities are not presented as reportable segments, since they do not meet the required quantitative thresholds.

2. Segment capital investments

The capital investments made by the segments, for each of the reporting periods, include mainly property, plant and equipment, as well as intangible assets acquired in the ordinary course of business and as part of business combinations.

3. Inter–segment transfers and unallocated income (expenses)

Segment’s revenue, expenses and results include inter-segment transfers that are based on transaction prices in the ordinary course of business. This is aligned with the reports that are regularly reviewed by the Chief Operating Decision Maker. The inter-segment transfers are eliminated as part of financial statements’ consolidation process.

The Segment profit is measured based on the operating income, without the allocation of certain expenses to the operating segments, as presented in the reports regularly reviewed by the Chief Operating Decision Maker. This is the basis for analyzing segment results, since management believes that it is the most relevant measure for the assessment of such results.

B. Operating segment data

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2021

Sales to external parties	1,601	1,768	2,334	1,226	26	-	6,955
Inter-segment sales	16	163	98	19	2	(298)	-
Total sales	1,617	1,931	2,432	1,245	28	(298)	6,955

Segment operating income (loss)	435	399	307	121	(8)	(60)	1,194
Other income not allocated to the segments							16
Operating income							1,210

Financing expenses, net							(122)
Share in earnings of equity-accounted investees							4
Income before income taxes							1,092

Depreciation amortization and impairment	65	165	215	38	2	(1)	484

Capital expenditures	74	298	238	36	6	17	669
Capital expenditures as part of business combination	-	-	-	377	-	-	377

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020

Sales to external parties	1,242	1,183	1,871	715	32	-	5,043
Inter-segment sales	13	163	77	16	3	(272)	-
Total sales	1,255	1,346	1,948	731	35	(272)	5,043

Segment operating income (loss)	303	120	66	40	(5)	(15)	509
Other expenses not allocated to the segments							(307)
Operating income							202

Financing expenses, net							(158)
Share in earnings of equity-accounted investees							5
Income before income taxes							49

Depreciation amortization and impairment	77	166	210	25	3	98	579

Capital expenditures	84	296	275	20	6	15	696
Capital expenditures as part of business combination	-	-	-	-	26	-	26

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2019

Sales to external parties	1,307	1,330	1,901	699	34	-	5,271
Inter-segment sales	11	164	79	18	3	(275)	-
Total sales	1,318	1,494	1,980	717	37	(275)	5,271

Segment operating income	338	289	100	21	19	(7)	760
Other expenses not allocated to the segments							(4)
Operating income							756

Financing expenses, net							(129)
Share in earnings of equity-accounted investees							1
Income before income taxes							628

Depreciation amortization and impairment	67	149	177	21	22	(3)	433

Implementation of IFRS 16	8	95	113	9	105	9	339
Capital expenditures	66	383	213	21	4	6	693

C. Information based on geographical location

The following table presents the distribution of ICL’s sales by geographical location of the customer:

2021		2020		2019
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

Brazil	1,178	17	447	9	581	11
USA	1,091	16	793	16	840	16
China	1,060	15	806	16	802	15
United Kingdom	386	6	336	7	347	7
Germany	345	5	327	6	334	6
Israel	291	4	260	5	241	5
Spain	280	4	243	5	249	5
France	270	4	238	5	257	5
India	213	3	194	4	178	3
Italy	145	2	114	2	116	2
All other	1,696	24	1,285	25	1,326	25
Total	6,955	100	5,043	100	5,271	100

The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2021
Europe	530	497	765	424	23	(80)	2,159
Asia	597	513	621	156	1	(12)	1,876
South America	64	507	359	378	-	(3)	1,305
North America	363	216	492	120	1	(6)	1,186
Rest of the world	63	198	195	167	3	(197)	429
Total	1,617	1,931	2,432	1,245	28	(298)	6,955

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020
Europe	458	411	665	334	30	(76)	1,822
Asia	405	433	480	127	1	(14)	1,432
South America	40	230	227	21	-	(1)	517
North America	299	86	372	105	2	(5)	859
Rest of the world	53	186	204	144	2	(176)	413
Total	1,255	1,346	1,948	731	35	(272)	5,043

The following table presents the distribution of the operating segments sales by geographical location of the customer: (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2019
Europe	469	422	712	336	31	(85)	1,885
Asia	399	470	447	118	1	(12)	1,423
South America	56	327	263	23	-	(1)	668
North America	353	95	370	95	-	(3)	910
Rest of the world	41	180	188	145	5	(174)	385
Total	1,318	1,494	1,980	717	37	(275)	5,271

The following table presents the distribution of the Company’s sales by geographical location of the main facilities from which they were produced.

For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Israel	3,526	2,636	2,815
Europe	2,437	2,014	2,079
South America	1,095	424	441
North America	897	757	816
Asia	861	643	615
Others	56	48	47
	8,872	6,522	6,813
Intercompany sales	(1,917)	(1,479)	(1,542)
Total	6,955	5,043	5,271

The following table presents operating income by geographical location of the assets from which it was produced:

For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Israel*	863	105	578
Asia	179	64	59
South America**	95	35	19
North America	71	47	61
Europe	7	(50)	32
Others	4	4	3
Intercompany eliminations	(9)	(3)	4
Total	1,210	202	756

*	Israel operating income for 2020 includes a loss of $274 million resulting from impairments and the initiation of efficiency initiatives and measures.

**  South America operating income for 2021 includes $51 million resulting from the operations of Fertilaqua and ADS, which were acquired during the year. For additional information see Note 8B.

The following table present the non-current assets by geographical location of the assets (*)

As of December 31
2021	2020
$ millions	$ millions

Israel	4,079	3,952
Europe	1,505	1,575
Asia	483	490
South America	391	58
North America	333	319
Other	5	5
Total	6,796	6,399

(*)	Mainly consist of property, plant and equipment, intangible assets and non-current inventories.